Borrowings - Changes (Details) - Core structural borrowings of shareholder-financed businesses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Issue of debt	$ 367
Redemption of debt	(504)
Payment for change to terms of debt	(182)
Foreign exchange movement	298
Demerger of UK and Europe operations	(4,161)
Other movements	15
Balance at end of year	5,594
Continuing and discontinued operations
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of year	$ 9,761	$ 8,496
Issue of debt		2,079
Redemption of debt		(553)
Payment for change to terms of debt		(44)
Foreign exchange movement		(232)
Other movements		15
Balance at end of year		$ 9,761